Debt - Schedule of Requirements of Significant Restrictive Debt Covenants and Actual Ratios/Amounts (Detail) (USD $) In Thousands, unless otherwise specified					12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Mechel's Shareholder Equity [Member]	Dec. 31, 2012 Mechel's Shareholder Equity [Member] Minimum [Member]	Dec. 31, 2012 Ratio of Mechel's Net Borrowings to EBITDA [Member]	Dec. 31, 2012 Ratio of Mechel's EBITDA to Net Interest Expense [Member]	Dec. 31, 2012 Mechel's Net Borrowings [Member]	Dec. 31, 2012 Mechel's Net Borrowings [Member] Minimum [Member]	Dec. 31, 2012 Mechel's Net Borrowings [Member] Maximum [Member]
Subordinated Borrowing [Line Items]
Requirements of Restricted Debt Covenants					Greater than or equal to $4,000,000		Shall not exceed 5.5:1.0	Shall not be less than 2.65:1.0	Not exceed $11,000,000
Shareholder Equity Actual Amount	$ 3,177,381	$ 4,993,989			$ 4,135,944	$ 4,000,000
Net Borrowings to EBITDA Ratio	“Net Borrowings to EBITDA” exceeds or equal to 3.0:1.0		7.2:1.0	5.5:1.0			7.2:1.0
EBITDA to Net Interest Expenses Ratio			2.65:1	1.85:1.0				1.85:1.0
Net Borrowings										$ 9,613,020	$ 11,000,000